Discontinued operations	12 Months Ended
Dec. 31, 2021
Discontinued operations
Discontinued operations

3.    Discontinued operations

In September 2019, the Group signed a series of agreements with a subsidiary of Alibaba Group Holding Limited (“Alibaba”) to sell its e-commerce platform Kaola for a consideration of approximately US$1.9 billion. The consideration is comprised of approximately US$1.6 billion in cash payable to the Group and Kaola equity award holders, as well as approximately 14.3 million Alibaba ordinary shares issued to the Group. Upon completion of the transaction , Kaola was deconsolidated from the Group and its historical financial results are reflected in the Group’s consolidated financial statements as discontinued operations accordingly. The financial results of Kaola in the prior period are reflected on the same basis to provide the comparable financial information.

The following tables set forth the statement of operations and cash flows of discontinued operations which were included in the Group’s consolidated financial statements (in thousands):

For the year ended
December 31, 2019***
RMB
Net revenues	10,571,406
Cost of revenues	(9,620,388)
Gross profit	951,018
Operating expenses:
Selling and marketing expenses	(1,258,413)
General and administrative expenses	(79,985)
Research and development expenses	(326,127)
Total operating expenses	(1,664,525)
Operating loss	(713,507)
Other expenses	(69,282)
Loss from discontinued operations	(782,789)
Income tax	(5,857)
Loss from discontinued operations, net of tax	(788,646)
Gains on disposal, net of tax	8,751,165
Net income from discontinued operations	7,962,519

For the year ended
December 31, 2019***
RMB
Net cash provided by discontinued operating activities	305,487
Net cash used in discontinued investing activities	(832,252)

*** Included financial results of discontinued operations from January 1, 2019 to September 6, 2019.